Income Tax Benefits (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Benefits [Abstract]
Schedule of deferred components of income taxes
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax benefits	364	-	-
Deferred tax benefit	-	46	171
Total income tax benefit	364	46	171

Schedule of deferred tax assets and liabilities
	As of March 31,
	2022	2023
	RMB	RMB
Deferred income tax assets (liabilities) :
Impairment on receivables	2,590	450
Inventories	3,358	1,889
Deferred revenue	977	2,174
Accrued expenses and employee benefits	1,411	3,258
Equity method investment and others	1,075	-
Net operating loss carry forwards	21,678	27,977
Total gross deferred tax assets	31,089	35,748
Less: valuation allowances	(27,747)	(32,490)
Total deferred tax assets, net of valuation allowance	3,342	3,258
Prepaid expenses and other current assets	(1,299)	(3,258)
Unrealized foreign exchange difference and others	(2,217)	-
Amortization & impairment of intangible asset	(292)	(295)
Deferred tax liabilities	(466)	(295)

Schedule of income tax benefits
	Year ended March 31,
	2021	2022	2023
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	(2)	(4)	(1)
Effect of different tax jurisdiction	(6)	(4)	(19)
Effect of permanence differences	(1)	(2)	-
Research and development super-deduction	5	4	2
Changes in valuation allowance	(21)	(19)	(7)
Over provision in prior year	2	-	-
Total income tax benefits	2	-	-